UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2011
                                                    ----------------------------

Check here if Amendment [X];                        Amendment Number:     1
                                                                      ----------

This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Stadion Money Management, Inc.
              ----------------------------------
Address:      1061 Cliff Dawson Rd
              ----------------------------------
              Watkinsville, GA 30677
              ----------------------------------

              ----------------------------------

Form 13F File Number: 28-11320
                         ------------

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:      Judson P. Doherty
                    ---------------------------
         Title:     President
                    ---------------------------
         Phone:     (800) 222-7636
                    ---------------------------

Signature, Place, and Date of Signing:

      /s/ Judson P. Doherty     Watkinsville, Georgia        August 15, 2011
      ----------------------   -----------------------   -----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

      NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                                --------------------------------

Form 13F Information Table Entry Total:            15
                                                --------------------------------

Form 13F Information Table Value Total:         $  306,753
                                                --------------------------------
                                                            (thousands)

List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE

COLUMN 1                 COLUMN 2         COLUMN 3   COLUMN 4   COLUMN 5                  COLUMN 6  COLUMN 7       COLUMN 8
                                                                                                               VOTING AUTHORITY
                                                      VALUE    SHRS OR PRN SH/           INVESTMENT  OTHER
    NAME OF ISSUER       TITLE OF CLASS   CUSIP      (x$1,000)     AMT     PRN PUT/ CALL DISCRETION MANAGERS    SOLE   SHARED NONE
 POWERSHARES ETF TRUST    DYN FD & BEV    73935X849      3,292     163,527  SH              SOLE               163,527
      ISHARES INC         MSCI MALAYSIA   464286830      3,221     210,795  SH              SOLE               210,795
 SELECT SECTOR SPDR TR   SBI CONS DISCR   81369Y407      3,218      80,033  SH              SOLE                80,033
     PIMCO ETF TR        ENHAN SHRT MAT   72201R833        442       4,373  SH              SOLE                 4,373
 POWERSHARES ETF TR II   BUILD AMER ETF   73937B407        267      10,290  SH              SOLE                10,290
      ISHARES TR         BARCLYS 7-10 YR  464287440      3,346      34,907  SH              SOLE                34,907
      ISHARES TR          BARCLYS 3-7 YR  464288661        862       7,365  SH              SOLE                 7,365
      ISHARES TR         MSCI EAFE INDEX  464287465     60,191   1,000,845  SH              SOLE             1,000,845
      ISHARES TR          RUSSELL 2000    464287655     45,251     546,515  SH              SOLE               546,515
VANGUARD BD INDEX FD INC TOTAL BND MRKT   921937835      6,458      79,571  SH              SOLE                79,571
VANGUARD BD INDEX FD INC LONG TERM BOND   921937793      1,282      16,033  SH              SOLE                16,033
      ISHARES TR         S&P 500 INDEX    464287200    176,851   1,335,528  SH              SOLE             1,335,528
      ISHARES TR         BARCLYS 1-3 YR   464287457        742       8,802  SH              SOLE                 8,802
      ISHARES TR         BARCLYS 1-3YR CR 464288646        783       7,463  SH              SOLE                 7,463
     PIMCO ETF TR        1-5 US TIP IDX   72201R205        546      10,243  SH              SOLE                10,243

REPORT SUMMARY           15 DATA RECORDS             $ 306,753                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED